The Company and Its Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of the company and its operations [Abstract]
Company name	Petróleo Brasileiro S.A. (Petrobras)
Company description	The Company is dedicated to prospecting, drilling, refining, processing, trading and transporting crude oil from producing onshore and offshore oil fields and from shale or other rocks, as well as oil products, natural gas and other liquid hydrocarbons. In addition, Petrobras carries out energy related activities, such as research, development, production, transport, distribution and trading of all forms of energy, as well as other related or similar activities.